Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Value added tax receivables	€ 1,043	€ 1,476
Other receivables	981	€ 498
Expenses and interest in arrears of Research Tax Credit	684
Disclosure of trade and other receivables [Line Items]
Expenses and interest in arrears of Research Tax Credit	684
2020
Trade and other receivables [abstract]
Expenses and interest in arrears of Research Tax Credit	142
Disclosure of trade and other receivables [Line Items]
Expenses and interest in arrears of Research Tax Credit	142
Expenses in arrears of Research Tax Credit	134
Interest in arrears of Research Tax Credit	8
2019
Trade and other receivables [abstract]
Expenses and interest in arrears of Research Tax Credit	542
Disclosure of trade and other receivables [Line Items]
Expenses and interest in arrears of Research Tax Credit	542
Expenses in arrears of Research Tax Credit	512
Interest in arrears of Research Tax Credit	€ 30